Accrued expenses, accounts payable and other liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Accrued expenses, accounts payable and other liabilities
Schedule of accrued expenses, accounts payable and other liabilities

	As of March 31,
	2018	2019
	(in millions of RMB)
Current:
Payables and accruals for cost of revenue and sales and marketing expenses	40,363	51,958
Accrued bonus and staff costs, including sales commission	11,212	14,034
Payable to merchants and third party marketing affiliates	6,584	12,554
Other deposits and advances received	6,271	10,447
Payables and accruals for purchases of property and equipment	6,095	5,548
Amounts due to related companies (i)	1,996	4,570
Other taxes payable (ii)	2,382	3,448
Contingent and deferred consideration in relation to investments and acquisitions	807	3,301
Accrued professional services and administrative expenses	1,371	2,361
Accrued donations	1,215	1,738
Accrual for interest expense	885	924
Others (iii)	1,984	6,828
	81,165	117,711
Non-current:
Contingent and deferred consideration in relation to investments and acquisitions	408	3,872
Others	1,637	2,315
	2,045	6,187

(i)

Amounts due to related companies primarily represent balances arising from the transactions with Ant Financial and its subsidiaries (Note 21). The balances are unsecured, interest free and repayable within the next twelve months.

(ii)	Other taxes payable represent business tax, VAT and related surcharges and PRC individual income tax of employees withheld by the Company.
(iii)

Other current liabilities as of March 31, 2019 include a settlement provision of US$250 million (RMB1,679 million) for a U.S. federal class action lawsuit that has been pending since January 2015 (Note 24(g)).